Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets1 [Abstract]
Schedule of other assets

	2025	2024
	$	$

Reclamation deposits	68,808	54,375
Restricted cash	6,109	5,054
Prepaid withholding tax	—	14,473
Other	69	62
	74,986	73,964